Schedule of Lease Rental Income (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Lessor Lease Description [Line Items]
Lease rental income - operating leases	$ 130,136	$ 139,803	$ 388,132	$ 426,297
Interest income on net investment in finance leases	7,881	4,250	18,839	10,712
Interest income on container leaseback financing receivable	4,188	3,954	12,263	6,299
Variable lease revenue	6,925	7,841	20,148	24,897
Total lease rental income	149,130	155,848	439,382	468,205
Owned Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	115,774	115,650	344,373	352,558
Interest income on net investment in finance leases	7,881	4,250	18,839	10,712
Interest income on container leaseback financing receivable	4,188	3,954	12,263	6,299
Variable lease revenue	5,744	6,701	16,832	20,986
Total lease rental income	133,587	130,555	392,307	390,555
Managed Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	14,362	24,153	43,759	73,739
Variable lease revenue	1,181	1,140	3,316	3,911
Total lease rental income	$ 15,543	$ 25,293	$ 47,075	$ 77,650